THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Global Equity Fund
Robeco Boston Partners International Equity Fund

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated September 26, 2013

to the Institutional Class Prospectus dated December 31, 2012, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Robeco Investment Management, Inc. (“Robeco”), the adviser to the Robeco Boston Partners Global Equity Fund (the “Global Equity Fund”) and the Robeco Boston Partners International Equity Fund (the “International Equity Fund” and, together with the Global Equity Fund, the “Funds”), has agreed to waive additional fees for the Funds through December 31, 2014.  Effective October 1, 2013, the “Expenses and Fees” table and related Example found in the Funds’ Summary Sections in the Prospectus and the fee information in the “Management of the Funds” section in the Prospectus have been revised as follows to reflect an increase in fee waivers and a decrease in net expenses.

I. Global Equity Fund Summary Section - the “Expenses and Fees” table and “Example” on pages 36-37 of the Prospectus are hereby replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution (12b-1) fees	None
Other expenses	2.66%
Total annual Fund operating expenses	3.56%
Less Fee waivers and expense reimbursements (1)	(2.61)%
Net expenses	0.95%

(1)  The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.95%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 0.95%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$850	$1,624	$3,658

II. International Equity Fund Summary Section - the “Expenses and Fees” table and “Example” on pages 41-42 of the Prospectus are hereby replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution (12b-1) fees	None
Other expenses	2.87%
Total annual Fund operating expenses	3.77%
Less Fee waivers and expense reimbursements (1)	(2.82)%
Net expenses	0.95%

(1)  The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund’s Institutional Class shares. If the Fund incurs any of the expenses excluded from the contractual limitation, the Fund’s net Total Annual Fund Operating Expenses will exceed 0.95%, by the amount of those excluded expenses. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 0.95%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses for the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$891	$1,705	$3,829

III. “Management of the Funds” Section - the second paragraph under the heading “Robeco Investment Management, Inc.” on page 51 is hereby replaced with the following:

For its services to the Boston Partners Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreements computed at an annual rate of 2.25% of the Long/Short Equity Fund’s average daily net assets, 1.00% of the Small Cap Value Fund’s average daily net assets, 0.80% of the All-Cap Value Fund’s average daily net assets, 1.25% of the Robeco Boston Partners Long/Short Research Fund’s average daily net assets, 0.90% of the Robeco Boston Partners Global Equity Fund’s average daily net assets and 0.90% of the Robeco Boston Partners International Equity Fund’s daily net assets. Until December 31, 2013, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Long/Short Equity Fund, the Small Cap Value Fund, the All-Cap Value Fund, and Robeco Boston Partners Long/Short Research Fund of 2.50%, 1.30%, 0.70%, and 1.50% (excluding certain items discussed below), respectively.  Until December 31, 2014,  Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund of 0.95% and 0.95% (excluding certain items discussed below), respectively. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.  There can be no assurance that Robeco will continue such waivers after the dates noted above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Global Equity Fund
Robeco Boston Partners International Equity Fund

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated September 26, 2013

to the Investor Class Prospectus dated December 31, 2012, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Robeco Investment Management, Inc. (“Robeco”), the adviser to the Robeco Boston Partners Global Equity Fund (the “Global Equity Fund”) and the Robeco Boston Partners International Equity Fund (the “International Equity Fund” and, together with the Global Equity Fund, the “Funds”), has agreed to waive additional fees for the Funds through December 31, 2014.    Effective October 1, 2013, the “Expenses and Fees” table and related Example found in the Funds’ Summary Sections in the Prospectus and the fee information in the “Management of the Funds” section in the Prospectus have been revised as follows to reflect an increase in fee waivers and a decrease in net expenses.

I. Global Equity Fund Summary Section - the “Expenses and Fees” table and “Example” on page 30 of the Prospectus are hereby replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution and servicing (12b-1) fees	0.25%
Other expenses	2.66%
Total annual Fund operating expenses	3.81%
Less Fee waivers and expense reimbursements (1)	(2.61)%
Net expenses	1.20%

(1)  The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.20% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.20%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.20%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$924	$1,744	$3,881

II. International Equity Fund Summary Section - the “Expenses and Fees” table and “Example” on page 35 of the Prospectus are hereby replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution and servicing (12b-1) fees	0.25%
Other expenses	2.87%
Total annual Fund operating expenses	4.02%
Less Fee waivers and expense reimbursements (1)	(2.82)%
Net expenses	1.20%

(1)  The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.20% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.20%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.20%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$965	$1,824	$4,048

III. “Management of the Funds” Section - The second paragraph under the heading “Robeco Investment Management, Inc.” on page 44 is hereby replaced with the following:

For its services to the Boston Partners Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreements computed at an annual rate of 2.25% of the Long/Short Equity Fund’s average daily net assets,  1.00% of the Small Cap Value Fund II’s average daily net assets, 0.80% of the All-Cap Value Fund’s average daily net assets, 1.25% of the Robeco Boston Partners Long/Short Research Fund’s average daily net assets, 0.90% of the Robeco Boston Partners Global Equity Fund’s average daily net assets and 0.90% of the Robeco Boston Partners International Equity Fund’s average daily net assets. Until December 31, 2013, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Long/Short Equity Fund, the Small Cap Value Fund, the All-Cap Value Fund, and Robeco Boston Partners Long/Short Research Fund of 2.75%, 1.55%, 0.95%, and 1.75% (excluding certain items discussed below), respectively.  Until December 31,  2014,  Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund of 1.20% and 1.20% (excluding certain items discussed below), respectively.  In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that Robeco will continue such waivers after the dates noted above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.